Accounts Payable and Other (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and other

In millions	As at December 31,	2024	2023
Trade payables		$1,031	$968
Payroll-related accruals		438	391
Accrued charges		343	350
Income and other taxes		327	310
Accrued interest		253	215
Operating lease liabilities (Note 12)		134	117
Personal injury and other claims provisions (Note 21)		47	51
Environmental provisions (Note 21)		40	39
Other postretirement benefits liability (Note 17)		10	12
Contract liabilities (Note 4)		5	13
Derivative instruments (Note 22)		—	64
Other		182	165
Total accounts payable and other		$2,810	$2,695